Revenue from Contracts with Customer - Performance Obligation (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligation amount	$ 179,900
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligation amount		$ 213,145
Remaining performance obligation, percent to be recognized over next twelve months		96.20%
Remaining performance obligation expected timing of satisfaction period		12 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-10-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligation, percent to be recognized over next twelve months	96.50%
Remaining performance obligation expected timing of satisfaction period	12 months